Financial Risk Factors (Details Narrative) - USD ($)	Jul. 31, 2021	Jul. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Working capital	$ 57,241,335	$ 3,808,024
Depreciation percentage	5.00%